UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208
(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

1675 S. State St.
Suite B

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

2041 W. 141st Terrace

Suite 119

Leawood, KS 66224

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 5/31

Date of reporting period: 2/28/14

Item 1. Schedule of Investments.

LS Opportunity Fund

Schedule of Investments

February 28, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks - Long - Domestic — 75.38%

Consumer Discretionary — 13.92%
AMC Entertainment Holdings, Inc. *	19,414	$444,386
Caesars Acquisition Co. - Class A *	42,310	581,763
Grand Canyon Education, Inc. *	18,698	886,285
HomeAway, Inc. *	10,171	466,544
Las Vegas Sands Corp. (a)	26,695	2,275,749
Lennar Corp. - Class A	17,452	765,794
Liberty Media Corp. - Class A (a)*	12,990	1,781,708
Madison Square Garden Co./The - Class A *	9,577	545,985
Mohawk Industries, Inc. *	9,887	1,399,307
Sinclair Broadcast Group, Inc. – Class A	17,301	512,456
Tenneco, Inc. *	17,857	1,075,706
Tribune Co. *	17,260	1,367,855

		12,103,538

Consumer Staples — 2.89%
Rite Aid Corp. *	93,526	616,336
WhiteWave Food Co./The - Class A *	66,907	1,893,468

		2,509,804

Energy — 6.08%
Hess Corp.	11,560	925,147
Pioneer Natural Resources Co.	8,472	1,704,397
Schlumberger Ltd.	28,624	2,662,032

		5,291,576

Financials — 1.36%
Ocwen Financial Corp. (a)*	31,675	1,185,912

Health Care — 18.31%
Acceleron Pharma, Inc. *	17,725	831,834
AcelRx Pharmaceuticals, Inc. *	49,968	571,134
Aetna, Inc. (a)	29,347	2,133,820
Auspex Pharmaceuticals, Inc. *	18,957	468,238
Celgene Corp. (a)*	17,620	2,832,415
Community Health Systems, Inc. *	50,524	2,097,251
Furiex Pharmaceuticals, Inc. *	7,938	734,503
Gilead Sciences, Inc. (a)*	17,242	1,427,465
Hologic, Inc. *	42,236	919,900
Impax Laboratories, Inc. *	3,424	88,236
Inogen, Inc. *	14,313	250,621
Insmed, Inc. (a)*	26,089	522,041
InterMune, Inc. *	30,910	928,536
NxStage Medical, Inc. *	3,424	47,491
Ophthotech Corp. (a)*	39,383	1,326,026
Revance Therapeutics, Inc. *	8,045	216,652
Vanda Pharmaceuticals, Inc. *	25,655	388,160
ZELTIQ Aesthetics, Inc. *	7,163	136,025

		15,920,348

Industrials — 10.10%
Alliant Techsystems, Inc. (a)	11,762	1,585,400
American Airlines Group, Inc. (a)*	55,696	2,056,853
Babcock & Wilcox Co./The	2,890	95,254
Delta Air Lines, Inc. (a)	46,891	1,557,250
Donaldson Co., Inc.	21,511	921,531
TransDigm Group, Inc.	5,461	972,823
Xylem, Inc.	40,418	1,590,448

		8,779,559

See Accompanying notes which are an integral part of this schedule of investments.

	Shares	Fair Value
Information Technology — 15.72%
Aspen Technology, Inc. *	19,546	917,685
Autodesk, Inc. *	37,868	1,986,555
Google, Inc. - Class A *	2,793	3,395,310
Juniper Networks, Inc. *	17,655	472,095
MasterCard, Inc. - Class A	32,630	2,536,004
QUALCOMM, Inc. (a)	32,421	2,440,977
Teradata Corp. *	17,305	794,646
Yahoo!, Inc. *	29,045	1,123,170

		13,666,442

Materials — 2.65%
Ecolab, Inc. (a)	10,749	1,158,205
W.R. Grace & Co. *	11,332	1,148,385

		2,306,590

Real Estate Investment Trusts — 4.35%
AvalonBay Communities, Inc. (a)	16,090	2,075,127
NorthStar Realty Finance Corp. (a)	110,339	1,711,358

		3,786,485

TOTAL COMMON STOCKS - LONG - DOMESTIC (Cost $56,921,980)		65,550,254

Common Stocks - Long - International — 11.23%

Consumer Discretionary — 2.30%
Liberty Global PLC - Class A (a)*	23,121	2,001,123

Energy — 0.66%
CHC Group Ltd. *	31,571	300,556
Frank’s International NV	11,768	278,196

		578,752

Financials — 2.28%
Altisource Portfolio Solutions SA (a)*	8,165	803,273
Altisource Residential Corp. (a)*	41,169	1,176,610

		1,979,883

Health Care — 2.32%
Endo International PLC*	25,257	2,016,014

Industrials — 3.02%
Chicago Bridge & Iron Co. NV (a)	31,149	2,622,434

Materials — 0.65%
Constellium NV – Class A *	20,377	566,277

TOTAL COMMON STOCKS - LONG - INTERNATIONAL (Cost $7,322,428)		9,764,483

TOTAL INVESTMENTS - LONG– 86.61% (Cost $64,244,408)		75,314,737

Total Securities Sold Short – (20.10)% (Proceeds Received $17,094,744)		(17,480,709)

Other Assets in Excess of Liabilities – 33.49%		29,126,408

TOTAL NET ASSETS – 100.00%		$86,960,436

(a)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on February 28, 2014 was $24,306,844.
*	Non-income producing security.

See Accompanying notes which are an integral part of this schedule of investments.

Tax Related - At February 28, 2014, the appreciation (depreciation) of investments, net of proceeds for investment securities sold short, was as follows:

Unrealized appreciation	$12,113,447
Unrealized depreciation	(1,751,558)

Net unrealized appreciation (depreciation)	10,361,889

Aggregate cost of securities for income tax purposes	$47,472,139

See Accompanying notes which are an integral part of this schedule of investments.

LS Opportunity Fund

Schedule of Securities Sold Short

February 28, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks - Short - Domestic — (12.23)%

Consumer Discretionary — (3.77)%
Apollo Group, Inc. - Class A *	(3,128)	$(104,256)
CarMax, Inc. *	(7,137)	(345,645)
Comcast Corp. - Class A	(12,308)	(636,201)
CST Brands, Inc.	(4,382)	(142,546)
Dollar Tree, Inc. *	(6,978)	(382,185)
Lowe’s Companies, Inc.	(2,890)	(144,587)
McDonalds Corp.	(12,123)	(1,153,503)
Wynn Resorts Ltd.	(1,424)	(345,306)
zulily, Inc. *	(368)	(25,168)

		(3,279,397)

Consumer Staples — (0.25)%
Fresh Market, Inc./The *	(6,368)	(213,328)

Energy — (0.35)%
Exxon Mobil Corp.	(3,190)	(307,101)

Financials — (0.67)%
First American Financial Corp.	(8,076)	(217,567)
Progressive Corp./The	(10,497)	(257,072)
SunTrust Banks, Inc.	(2,890)	(108,895)

		(583,534)

Health Care — (3.25)%
Amgen, Inc.	(3,525)	(437,171)
Baxter International, Inc.	(9,551)	(663,794)
Bristol-Myers Squibb Co.	(7,406)	(398,221)
Laboratory Corp. of America Holdings *	(6,080)	(568,723)
Neurocrine Biosciences, Inc. *	(1,916)	(33,779)
Quest Diagnostics, Inc.	(8,613)	(456,489)
Varian Medical Systems, Inc. *	(3,208)	(268,927)

		(2,827,104)

Industrials — (1.45)%
ADT Corp./The	(5,902)	(181,250)
Caterpillar, Inc.	(6,201)	(601,311)
JetBlue Airways Corp. *	(13,679)	(120,786)
Parker Hannifin Corp.	(2,938)	(354,176)

		(1,257,523)

Information Technology — (1.65)%
International Business Machines Corp.	(6,186)	(1,145,462)
Itron, Inc. *	(8,360)	(292,600)

		(1,438,062)

Materials — (0.61)%
Airgas, Inc.	(3,086)	(332,671)
Freeport-McMoRan Copper & Gold, Inc.	(6,069)	(197,971)

		(530,642)

Telecommunication Services — (0.23)%
AT&T, Inc.	(6,186)	(197,519)

TOTAL COMMON STOCKS - SHORT - DOMESTIC (Proceeds Received $10,435,634)		(10,634,210)

See Accompanying notes which are an integral part of this schedule of investments.

	Shares	Fair Value
Common Stocks - Short - International — (1.43)%

Consumer Discretionary — (0.22)%
Lululemon Athletica, Inc. *	(3,913)	(196,863)

Energy — (0.52)%
Royal Dutch Shell PLC ADR	(6,186)	(450,774)

Financials — (0.39)%
RenaissanceRe Holdings Ltd.	(3,529)	(337,055)

Information Technology — (0.30)%
CGI Group, Inc. *	(7,962)	(260,357)

TOTAL COMMON STOCKS - SHORT - INTERNATIONAL (Proceeds Received $1,243,125)		(1,245,049)

Exchange-Traded Funds - Short — (6.44)%
Financial Select Sector SPDR Fund	(24,119)	(523,382)
Health Care Select Sector SPDR Fund	(9,497)	(564,502)
PowerShares QQQ Trust, Series 1	(15,663)	(1,414,995)
SPDR S&P 500 ETF Trust	(10,971)	(2,043,897)
Consumer Discretionary Select Sector SPDR Fund	(7,907)	(528,504)
Industrial Select Sector SPDR Fund	(10,107)	(526,170)

TOTAL EXCHANGE-TRADED FUNDS - SHORT (Proceeds Received $5,415,985)		(5,601,450)

TOTAL SECURITIES SOLD SHORT – (20.10)% (Proceeds Received $17,094,744)		$(17,480,709)

*	Non-dividend expense producing security.

ADR — American Depositary Receipt

See Accompanying notes which are an integral part of this schedule of investments.

LS Opportunity Fund

Related Notes to the Schedule of Investments

February 28, 2014

(Unaudited)

Security Transactions and Related Income - The LS Opportunity Fund (the “Fund”) follows industry practice and records security transactions on the trade date for financial reporting purposes. The Last In, First Out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions from Limited Partnerships are recognized on the ex-date. Income or loss from Limited Partnerships is reclassified among the components of net assets upon receipt of Schedules K-1 (Form 1065). Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Short Sales - The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including Exchange Traded Funds (ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board of Trustees, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short and borrowing costs are not covered under the Long Short Advisors’, LLC (the “Adviser”) expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund. The amount of restricted cash held at the broker as collateral for securities sold short was $11,074,994 as of February 28, 2014.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by a fund entering into offsetting commitments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

LS Opportunity Fund

Related Notes to the Schedule of Investments - continued

February 28, 2014

(Unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, investment companies, real estate investment trusts, and American depositary receipts are generally valued by using market quotations, furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities are categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2014:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$75,314,737	$—	$—	$75,314,737

Total	$75,314,737	$—	$—	$75,314,737

*	Refer to the Schedule of Investments for industry classifications.

LS Opportunity Fund

Related Notes to the Schedule of Investments - continued

February 28, 2014

(Unaudited)

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$(11,879,259)	$—	$—	$(11,879,259)
Exchange - Traded Funds	(5,601,450)	—	—	(5,601,450)

Total	$(17,480,709)	$—	$—	$(17,480,709)

*	Refer to the Schedule of Securities Sold Short for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of February 28, 2014.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments (Unaudited)

February 28, 2014

Shares		Value
Common Stocks — 91.7%

Consumer Discretionary — 10.5%
935	Abercrombie & Fitch Co., Class A	$37,051
124	Amazon.com, Inc. *	45,000
786	AutoNation, Inc. *	41,356
85	AutoZone, Inc. *	45,506
486	Bed Bath & Beyond, Inc. *	32,933
1,014	Best Buy Co., Inc.	27,003
733	BorgWarner, Inc.	45,032
1,019	Cablevision Systems Corp.	17,941
383	CarMax, Inc. *	18,555
976	Carnival Corp.	38,726
673	CBS Corp., Class B	45,170
89	Chipotle Mexican Grill, Inc. *	50,441
692	Coach, Inc.	33,779
865	Comcast Corp., Class A	44,737
1,878	D.R. Horton, Inc.	46,127
772	Darden Restaurants, Inc.	39,414
645	Delphi Automotive PLC	42,930
614	DIRECTV, Class A *	47,644
453	Discovery Communications, Inc., Class A *	37,773
652	Dollar General Corp. *	39,083
676	Dollar Tree, Inc. *	37,003
742	Expedia, Inc.	58,308
539	Family Dollar Stores, Inc.	35,316
2,326	Ford Motor Co.	35,797
319	Fossil Group, Inc. *	36,648
763	GameStop Corp., Class A	28,458
1,433	Gannett Co., Inc.	42,620
933	Gap, Inc./The	40,813
898	Garmin Ltd.	48,184
1,018	General Motors Co. *	36,856
467	Genuine Parts Co.	41,157
1,879	Goodyear Tire & Rubber Co./The	50,487
63	Graham Holdings Co.	45,279
1,281	H & R Block, Inc.	40,544
595	Harley-Davidson, Inc.	39,319
526	Harman International Industries, Inc.	55,042
778	Hasbro, Inc.	42,898
480	Home Depot, Inc./The	39,397
2,012	International Game Technology	30,364
2,246	Interpublic Group of Cos., Inc./The	39,800
862	Johnson Controls, Inc.	42,602
718	Kohl’s Corp.	40,322
630	L Brands, Inc. *	35,508
1,265	Leggett & Platt, Inc.	40,527
1,078	Lennar Corp., Class A	47,288
785	Lowe’s Companies, Inc.	39,266
811	Macy’s, Inc.	46,918
874	Marriott International, Inc., Class A	47,392
873	Mattel, Inc.	32,562
394	McDonalds Corp.	37,516
219	Michael Kors Holdings Ltd. *	21,478
103	Mohawk Industries, Inc. *	14,579
284	Murphy USA, Inc. *	11,533
127	Netflix, Inc. *	56,550
1,402	Newell Rubbermaid, Inc.	45,007
2,282	News Corp., Class A *	41,824
563	NIKE, Inc., Class B	44,120
640	Nordstrom, Inc.	39,348

Shares		Value
590	Omnicom Group, Inc.	44,639
296	O’Reilly Automotive, Inc. *	44,697
541	PetSmart, Inc.	36,248
39	Priceline.com, Inc. *	52,449
2,213	Pulte Group, Inc.	46,447
289	PVH Corp.	36,590
220	Ralph Lauren Corp.	35,358
534	Ross Stores, Inc.	38,840
484	Scripps Networks Interactive, Inc., Class A	39,300
2,583	Staples, Inc.	35,100
506	Starbucks Corp.	35,904
550	Starwood Hotels & Resorts Worldwide, Inc.	45,370
595	Target Corp.	37,207
451	Tiffany & Co.	42,074
337	Time Warner Cable, Inc., Class A	47,349
582	Time Warner, Inc.	39,084
663	TJX Cos., Inc./The	40,734
495	TripAdvisor, Inc. *	49,667
1,126	Twenty-First Century Fox, Inc. *	37,778
934	Urban Outfitters, Inc. *	34,964
759	VF Corp.	44,479
455	Viacom, Inc., Class B	39,911
586	Walt Disney Co./The	47,352
270	Whirlpool Corp.	38,990
598	Wyndham Worldwide Corp.	43,556
253	Wynn Resorts Ltd.	61,347
510	Yum! Brands, Inc.	37,809

		3,418,074

Consumer Staples — 10.0%
2,317	Altria Group, Inc.	84,026
2,177	Archer-Daniels-Midland Co.	88,384
1,253	Beam, Inc.	103,928
1,120	Brown-Forman Corp., Class B	93,888
1,732	Campbell Soup Co.	75,014
940	Clorox Co./The	82,063
2,051	Coca-Cola Co./The	78,349
2,044	Coca-Cola Enterprises, Inc.	96,227
1,329	Colgate-Palmolive Co.	83,518
2,274	ConAgra Foods, Inc.	64,571
1,332	Constellation Brands, Inc., Class A *	107,938
695	Costco Wholesale Corp.	81,193
1,304	CVS Caremark Corp.	95,374
1,730	Dr. Pepper Snapple Group, Inc.	90,129
1,142	Estee Lauder Cos., Inc./The, Class A	78,594
1,588	General Mills, Inc.	79,463
833	Hershey Co./The	88,182
1,841	Hormel Foods Corp.	87,336
733	JM Smucker Co./The	73,322
1,279	Kellogg Co.	77,650
822	Kimberly-Clark Corp.	90,661
1,518	Kraft Foods Group, Inc.	83,913
2,081	Kroger Co./The	87,275
1,779	Lorillard, Inc.	87,298
1,137	McCormick & Co., Inc.	75,518
1,020	Mead Johnson Nutrition Co.	83,167
1,557	Molson Coors Brewing Co., Class B	88,466
2,494	Mondelez International, Inc., Class A	84,875
987	PepsiCo, Inc.	79,039
946	Philip Morris International, Inc.	76,574
999	Procter & Gamble Co.	78,562
1,650	Reynolds American, Inc.	83,861
2,888	Safeway, Inc.	108,149

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
2,422	Sysco Corp.	87,226
2,595	Tyson Foods, Inc., Class A	102,381
1,544	Walgreen Co.	104,899
1,066	Wal-Mart Stores, Inc.	79,601
1,566	Whole Foods Market, Inc.	84,661

		3,275,275

Energy — 10.1%
833	Anadarko Petroleum Corp.	70,134
951	Apache Corp.	75,395
1,613	Baker Hughes, Inc.	102,076
1,938	Cabot Oil & Gas Corp.	67,821
1,347	Cameron International Corp. *	86,307
2,882	Chesapeake Energy Corp.	74,673
640	Chevron Corp.	73,834
1,148	ConocoPhillips	76,317
2,291	Consol Energy, Inc.	91,868
4,378	Denbury Resources, Inc.	71,623
1,350	Ensco PLC, Class A	71,068
482	EOG Resources, Inc.	91,277
890	EQT Corp.	91,083
872	Exxon Mobil Corp.	83,960
1,381	FMC Technologies, Inc. *	69,357
1,557	Halliburton Co.	88,741
1,184	Helmerich & Payne, Inc.	116,933
997	Hess Corp.	79,826
2,083	Kinder Morgan, Inc.	66,342
2,283	Marathon Oil Corp.	76,494
1,012	Marathon Petroleum Corp.	84,980
1,149	Murphy Oil Corp.	68,233
4,771	Nabors Industries Ltd.	109,824
1,041	National Oilwell Varco, Inc.	80,207
3,168	Newfield Exploration Co. *	89,292
1,973	Noble Corp. PLC	61,250
1,197	Noble Energy, Inc.	82,318
871	Occidental Petroleum Corp.	84,090
1,292	Phillips 66	96,728
432	Pioneer Natural Resources Co.	86,942
2,689	QEP Resources, Inc.	77,779
977	Range Resources Corp.	84,085
2,088	Rowan Cos. PLC *	69,655
926	Schlumberger Ltd.	86,139
1,961	Southwestern Energy Co. *	81,070
2,258	Spectra Energy Corp.	84,194
1,574	Tesoro Corp.	80,276
2,195	Valero Energy Corp.	105,319
2,120	Williams Cos., Inc./The	87,550
3,846	WPX Energy, Inc. *	67,767

		3,292,827

Financials — 8.8%
459	ACE Ltd.	44,943
696	Aflac, Inc.	44,605
849	Allstate Corp./The	46,092
558	American Express Co.	50,948
863	American International Group, Inc.	42,945
460	Ameriprise Financial, Inc.	50,122
601	Aon PLC	51,462
739	Assurant, Inc.	48,472
2,785	Bank of America Corp.	46,030
1,330	Bank of New York Mellon Corp./The	42,563
1,142	BB&T Corp.	43,174
352	Berkshire Hathaway, Inc., Class B *	40,730
152	BlackRock, Inc.	46,344
613	Capital One Financial Corp.	45,038
1,854	CBRE Group, Inc. *	51,826
1,874	Charles Schwab Corp./The	49,679
484	Chubb Corp./The	42,299
877	Cincinnati Financial Corp.	41,119
808	Citigroup, Inc.	39,269
600	CME Group, Inc.	44,305

Shares		Value
955	Comerica, Inc.	46,025
822	Discover Financial Services	47,163
2,772	E*Trade Financial Corp. *	62,296
2,161	Fifth Third Bancorp.	46,887
860	Franklin Resources, Inc.	45,776
3,305	Genworth Financial, Inc., Class A *	51,364
258	Goldman Sachs Group, Inc./The	42,872
1,342	Hartford Financial Services Group, Inc.	47,216
4,254	Hudson City Bancorp, Inc.	40,410
386	IntercontinentalExchange Group, Inc.	80,580
1,305	Invesco Ltd.	44,754
793	JPMorgan Chase & Co.	45,058
3,361	KeyCorp	44,258
1,226	Legg Mason, Inc.	56,349
1,590	Leucadia National Corp.	44,425
925	Lincoln National Corp.	46,371
884	Loews Corp.	38,450
347	M&T Bank Corp.	40,497
974	Marsh & McLennan Cos., Inc.	46,895
681	McGraw Hill Financial, Inc. *	54,220
860	MetLife, Inc.	43,568
625	Moody’s Corp.	49,400
1,541	Morgan Stanley	47,462
1,337	NASDAQ OMX Group, Inc./The	51,333
732	Northern Trust Corp.	45,291
2,792	People’s United Financial, Inc.	39,557
547	PNC Financial Services Group, Inc.	44,757
969	Principal Financial Group, Inc.	43,930
1,686	Progressive Corp./The	41,302
529	Prudential Financial, Inc.	44,750
4,130	Regions Financial Corp.	43,942
1,658	SLM Corp.	39,695
590	State Street Corp.	38,750
1,459	SunTrust Banks, Inc.	54,984
568	T. Rowe Price Group, Inc.	46,134
578	Torchmark Corp.	44,771
513	Travelers Cos., Inc./The	43,034
1,110	U.S. Bancorp	45,668
1,368	Unum Group	47,570
958	Wells Fargo & Co.	44,457
1,322	XL Group PLC	40,196
1,385	Zions Bancorp.	43,204

		2,867,586

Health Care — 12.8%
2,026	Abbott Laboratories	80,608
1,577	AbbVie, Inc.	80,273
1,116	Aetna, Inc.	81,164
1,412	Agilent Technologies, Inc.	80,374
620	Alexion Pharmaceuticals, Inc. *	109,670
761	Allergan, Inc.	96,628
1,107	AmerisourceBergen Corp.	75,130
673	Amgen, Inc.	83,425
1,128	Baxter International, Inc.	78,388
707	Becton, Dickinson and Co.	81,485
270	Biogen Idec, Inc. *	91,850
6,371	Boston Scientific Corp. *	83,464
1,494	Bristol-Myers Squibb Co.	80,307
562	C.R. Bard, Inc.	80,968
1,204	Cardinal Health, Inc.	86,093
1,951	CareFusion Corp. *	79,081
468	Celgene Corp. *	75,252
1,360	Cerner Corp. *	83,454
877	CIGNA Corp.	69,787
1,135	Covidien PLC	81,679
1,239	DaVita, Inc. *	85,125
1,605	DENTSPLY International, Inc.	72,821

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
1,503	Eli Lilly & Co.	89,610
1,121	Express Scripts Holding Co. *	84,438
1,415	Forest Laboratories, Inc. *	138,103
1,045	Gilead Sciences, Inc. *	86,501
1,917	Hospira, Inc. *	82,967
753	Humana, Inc.	84,679
811	Johnson & Johnson	74,705
743	Laboratory Corp. of America Holdings *	69,547
475	McKesson Corp.	84,029
1,339	Medtronic, Inc.	79,346
1,563	Merck & Co., Inc.	89,048
1,754	Mylan, Inc. *	97,483
1,845	Patterson Companies, Inc.	75,947
1,967	PerkinElmer, Inc.	89,141
499	Perrigo Co. PLC	82,136
2,440	Pfizer, Inc.	78,350
1,265	Quest Diagnostics, Inc.	67,034
269	Regeneron Pharmaceuticals, Inc. *	89,324
1,299	St. Jude Medical, Inc.	87,421
1,027	Stryker Corp.	82,410
1,784	Tenet Healthcare Corp. *	78,716
737	Thermo Fisher Scientific, Inc.	91,837
1,024	UnitedHealth Group, Inc.	79,131
997	Varian Medical Systems, Inc. *	83,550
769	Waters Corp. *	85,621
826	WellPoint, Inc.	74,844
840	Zimmer Holdings, Inc.	78,820
2,158	Zoetis, Inc.	66,929

		4,168,693

Industrials — 10.3%
414	3M Co.	55,837
1,199	ADT Corp./The	36,807
495	Allegion PLC *	26,902
258	AMETEK, Inc.	13,760
1,131	Avery Dennison Corp.	56,365
449	Boeing Co./The	57,889
152	Caterpillar, Inc.	14,712
241	CH Robinson Worldwide, Inc.	12,485
974	Cintas Corp.	59,101
1,871	CSX Corp.	51,855
378	Cummins, Inc.	55,223
701	Danaher Corp.	53,582
567	Deere & Co.	48,765
520	Delta Air Lines, Inc.	17,280
542	Dover Corp.	51,113
455	Dun & Bradstreet Corp.	45,167
714	Eaton Corp. PLC	53,306
767	Emerson Electric Co.	50,085
758	Equifax, Inc.	53,116
1,148	Expeditors International of Washington, Inc.	45,362
1,069	Fastenal Co.	50,456
419	FedEx Corp.	55,846
825	Flowserve Corp.	66,976
711	Fluor Corp.	55,206
561	General Dynamics Corp.	61,503
2,037	General Electric Co.	51,890
584	Honeywell International, Inc.	55,180
652	Illinois Tool Works, Inc.	53,819
783	Ingersoll-Rand PLC	47,893
1,797	Iron Mountain, Inc.	48,887
792	Jacobs Engineering Group, Inc. *	48,040
246	Joy Global, Inc.	13,548
440	Kansas City Southern	41,316
511	L-3 Communications Holdings, Inc.	58,997
381	Lockheed Martin Corp.	61,912
2,439	Masco Corp.	56,947

Shares		Value
1,370	Nielsen Holdings NV	64,871
645	Norfolk Southern Corp.	59,283
505	Northrop Grumman Corp.	61,149
884	PACCAR, Inc.	58,215
669	Pall Corp.	57,524
463	Parker Hannifin Corp.	55,835
769	Pentair, Inc.	62,120
2,829	Pitney Bowes, Inc.	72,005
218	Precision Castparts Corp.	56,172
1,747	Quanta Services, Inc. *	61,524
620	Raytheon Co.	60,661
1,466	Republic Services, Inc.	49,994
1,291	Robert Half International, Inc.	52,842
481	Rockwell Automation, Inc.	59,114
663	Rockwell Collins, Inc.	54,701
376	Roper Industries, Inc.	50,931
806	Ryder System, Inc.	60,732
499	Snap-on, Inc.	55,963
3,577	Southwest Airlines Co.	80,277
572	Stanley Black & Decker, Inc.	47,511
416	Stericycle, Inc. *	47,420
1,688	Textron, Inc.	67,027
1,396	Tyco International Ltd.	58,887
306	Union Pacific Corp.	55,145
462	United Parcel Service, Inc., Class B	44,292
465	United Technologies Corp.	54,424
190	W.W. Grainger, Inc.	48,405
1,146	Waste Management, Inc.	47,552
1,940	Xylem, Inc.	76,324

		3,368,028

Information Technology — 12.1%
798	Accenture PLC, Class A	66,500
1,252	Adobe Systems, Inc. *	85,868
15,368	Advanced Micro Devices, Inc. *	57,016
1,261	Akamai Technologies, Inc. *	77,075
758	Amphenol Corp., Class A	66,734
1,256	Analog Devices, Inc.	63,848
117	Apple, Inc.	61,792
3,794	Applied Materials, Inc.	71,933
1,507	Autodesk, Inc. *	79,057
820	Automatic Data Processing, Inc.	63,797
2,003	CA, Inc.	67,087
2,524	Cisco Systems, Inc.	55,024
789	Cognizant Technology Solutions Corp., Class A *	82,132
1,145	Computer Sciences Corp.	72,392
3,982	Corning, Inc.	76,735
1,133	eBay, Inc. *	66,610
2,130	Electronic Arts, Inc. *	60,883
1,286	Fidelity National Information Services, Inc.	71,525
1,500	First Solar, Inc. *	85,620
1,174	Fiserv, Inc. *	68,179
1,831	FLIR Systems, Inc.	62,508
67	Google, Inc., Class A *	81,577
1,031	Harris Corp.	76,141
2,628	Hewlett-Packard Co.	78,520
2,640	Intel Corp.	65,359
912	Intuit, Inc.	71,291
2,527	Jabil Circuit, Inc.	46,775
2,980	Juniper Networks, Inc. *	79,684
1,056	KLA-Tencor Corp.	68,805
1,213	Lam Research Corp. *	62,768
1,530	Linear Technology Corp.	71,652
7,709	LSI Corp.	85,498
944	MasterCard, Inc., Class A	73,393
1,519	Microchip Technology, Inc.	69,195
4,159	Micron Technology, Inc. *	100,617
1,746	Microsoft Corp.	66,892

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
1,040	Motorola Solutions, Inc.	68,872
1,414	NetApp, Inc.	57,159
3,930	NVIDIA Corp.	72,233
1,816	Oracle Corp.	71,010
1,511	Paychex, Inc.	63,080
880	QUALCOMM, Inc.	66,254
1,330	Salesforce.com, Inc. *	82,921
1,034	SanDisk Corp.	76,807
520	Science Applications International Corp.	19,405
1,447	Seagate Technology PLC	75,538
2,272	Symantec Corp.	48,809
1,183	TE Connectivity Ltd.	69,296
3,521	Teradyne, Inc. *	71,411
1,511	Texas Instruments, Inc.	67,930
2,088	Total System Services, Inc.	63,588
1,169	VeriSign, Inc. *	64,401
330	Visa, Inc., Class A	74,549
897	Western Digital Corp.	78,007
5,879	Xerox Corp.	64,614
1,346	Xilinx, Inc.	70,249
2,065	Yahoo!, Inc. *	79,840

		3,966,455

Materials — 10.2%
985	Air Products & Chemicals, Inc.	119,527
987	Airgas, Inc.	106,385
12,629	Alcoa, Inc.	148,269
3,717	Allegheny Technologies, Inc.	118,117
2,219	Ball Corp.	123,274
2,468	Bemis Co., Inc.	96,927
514	CF Industries Holdings, Inc.	129,008
254	Cliffs Natural Resources, Inc.	5,093
2,637	Dow Chemical Co./The	128,432
1,287	Eastman Chemical Co.	112,559
1,094	Ecolab, Inc.	117,844
1,748	EI du Pont de Nemours & Co.	116,462
1,508	FMC Corp.	116,409
3,245	Freeport-McMoRan Copper & Gold, Inc., Class B	105,846
1,248	International Flavors & Fragrances, Inc.	117,033
2,175	International Paper Co.	106,328
1,437	Lyondellbasell Industries NV, Class A	126,572
2,808	MeadWestvaco Corp.	105,099
1,031	Monsanto Co.	113,403
2,376	Mosaic Co./The	116,115
283	Newmont Mining Corp.	6,585
2,203	Nucor Corp.	110,702
3,297	Owens-Illinois, Inc. *	111,839
631	PPG Industries, Inc.	124,841
858	Praxair, Inc.	111,813
3,426	Sealed Air Corp.	116,630
588	Sherwin-Williams Co./The	117,956
1,209	Sigma-Aldrich Corp.	114,111
5,369	United States Steel Corp.	130,027
2,077	Vulcan Materials Co.	141,067

		3,314,273

Real Estate Investment Trusts — 1.3%
322	American Tower Corp., Class A	26,269
849	Apartment Investment & Management Co., Class A	25,372
50	AvalonBay Communities, Inc.	6,410
231	Boston Properties, Inc.	25,973
114	Equity Residential	6,675
309	General Growth Properties, Inc.	6,794
595	HCP, Inc.	23,060
397	Health Care REIT, Inc.	23,314
1,299	Host Hotels & Resorts, Inc.	25,556

Shares		Value
1,157	Kimco Realty Corp.	25,753
727	Macerich Co./The	43,732
523	Plum Creek Timber Co., Inc.	22,645
638	ProLogis, Inc.	26,295
151	Public Storage, Inc.	25,475
156	Simon Property Group, Inc.	25,218
385	Ventas, Inc.	24,006
274	Vornado Realty Trust	26,385
806	Weyerhaeuser Co.	23,796

		412,728

Telecommunication Services — 0.5%
900	AT&T, Inc.	28,750
430	Crown Castle International Corp. *	32,665
4,295	Sprint Corp. *	37,538
1,249	T-Mobile US, Inc. *	38,108
650	Verizon Communications, Inc.	30,911

		167,972

Utilities — 5.1%
4,777	AES Corp./The	65,201
1,383	AGL Resources, Inc.	65,035
1,868	Ameren Corp.	75,477
1,472	American Electric Power Co., Inc.	73,879
2,754	CenterPoint Energy, Inc.	65,141
2,378	CMS Energy Corp.	67,612
1,069	Dominion Resources, Inc., Class A	74,195
953	DTE Energy Co.	68,398
971	Duke Energy Corp.	68,808
1,371	Edison International	71,785
1,128	Integrys Energy Group, Inc.	64,592
781	NextEra Energy, Inc.	71,335
2,120	NiSource, Inc.	73,835
1,538	Northeast Utilities	68,382
2,392	NRG Energy, Inc.	69,545
296	ONE Gas, Inc. *	10,043
1,190	Oneok, Inc.	70,373
3,375	Pepco Holdings, Inc.	68,826
1,180	Pinnacle West Capital Corp.	65,643
2,102	PPL Corp.	67,860
1,969	Public Service Enterprise Group, Inc.	72,171
1,324	SCANA Corp.	65,514
752	Sempra Energy	71,051
1,543	Wisconsin Energy Corp.	67,825
2,292	Xcel Energy, Inc.	69,413

		1,671,939

Total Common Stocks (Cost $23,338,503)		29,923,850

Cash Equivalents — 8.2%
1,400	FOLIOfn Investment Cash Account, 0.010% (a)	1,400

2,691,249	FOLIOfn Investment Sweep Account, 0.010% (a) *	2,691,249

Total Cash Equivalents(Cost $2,692,649)		2,692,649

Total Investments (Cost $26,031,152) — 99.9%		32,616,499

Other Assets in Excess of Liabilities — 0.1%		25,503

Net Assets — 100.0%		$32,642,002

(a)	Rate disclosed is the seven day yield as of February 28, 2014.
*	Non-income producing security.

See accompanying notes which are an integral part of these schedules of investments.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments (Unaudited)

February 28, 2014

Shares		Value
Common Stocks — 92.5%
Consumer Discretionary — 10.1%
1,283	Aaron’s, Inc.	$39,430
432	Advance Auto Parts, Inc.	55,046
4,031	Aeropostale, Inc. *	29,587
559	AMC Networks, Inc., Class A *	42,501
2,466	American Eagle Outfitters, Inc.	35,827
1,033	ANN, Inc. *	36,839
1,909	Apollo Group, Inc., Class A *	63,641
2,158	Ascena Retail Group, Inc. *	39,476
490	Bally Technologies, Inc. *	33,216
2,481	Barnes & Noble, Inc. *	47,545
1,059	Big Lots, Inc. *	31,285
703	Bob Evans Farms, Inc.	36,379
872	Brinker International, Inc.	47,982
534	Cabela’s, Inc., Class A *	35,413
502	Carter’s, Inc.	37,813
836	Cheesecake Factory, Inc./The	39,748
2,303	Chico’s FAS, Inc.	38,071
1,188	Cinemark Holdings, Inc.	34,963
1,173	CST Brands, Inc.	38,157
601	Deckers Outdoor Corp. *	44,694
1,216	DeVry Education Group, Inc.	51,104
775	Dick’s Sporting Goods, Inc.	41,596
3	Dillard’s, Inc., Class A	278
586	Domino’s Pizza, Inc.	46,309
1,186	DreamWorks Animation SKG, Inc., Class A *	35,472
1,097	Foot Locker, Inc.	45,758
1,546	Gentex Corp.	48,492
1,290	Guess?, Inc.	39,129
585	Hanesbrands, Inc.	42,899
628	HSN, Inc.	36,040
1,107	International Speedway Corp., Class A	37,325
791	Jarden Corp. *	48,642
714	John Wiley & Sons, Inc., Class A	41,419
2,147	KB Home	43,807
816	Lamar Advertising Co. *	43,719
686	Life Time Fitness, Inc. *	32,374
1,195	LKQ Corp. *	33,329
922	Matthews International Corp., Class A	37,817
1,220	MDC Holdings, Inc.	38,047
803	Meredith Corp.	37,583
287	Mohawk Industries, Inc. *	40,668
3,025	New York Times Co./The, Class A	49,667
41	NVR, Inc. *	49,311
8,538	Office Depot, Inc. *	42,094
211	Panera Bread Co., Class A *	38,286
317	Polaris Industries, Inc.	42,443
2,090	Regis Corp.	29,392
943	Rent-A-Center, Inc.	23,714
1,179	Scholastic Corp.	41,606
2,386	Scientific Games Corp., Class A *	31,973
1,909	Service Corporation International	35,674
504	Signet Jewelers Ltd.	48,179
781	Sotheby’s	36,713
868	Strayer Education, Inc. *	41,442

Shares		Value
931	Tempur Sealy International, Inc. *	48,297
706	Thor Industries, Inc.	39,519
1,137	Toll Brothers, Inc. *	44,338
596	Tractor Supply Co.	42,035
433	Tupperware Brands Corp.	34,022
482	Under Armour, Inc., Class A *	54,558
4,548	Wendy’s Co./The	43,568
605	Williams-Sonoma, Inc.	35,223

		2,481,474

Consumer Staples — 10.0%
2,525	Church & Dwight Co., Inc.	171,619
8,481	Dean Foods Co. *	125,427
1,700	Energizer Holdings, Inc.	165,510
6,648	Flowers Foods, Inc.	136,756
2,493	Green Mountain Coffee Roasters, Inc.	273,696
5,000	Hillshire Brands Co.	187,759
2,339	Ingredion, Inc.	154,018
1,858	Lancaster Colony Corp.	167,593
3,893	Post Holdings, Inc. *	222,365
21,810	SUPERVALU, Inc. *	141,114
5,137	Tootsie Roll Industries, Inc.	149,497
2,184	United Natural Foods, Inc. *	158,113
3,043	Universal Corp.	175,409
8,125	WhiteWave Food Co., Class A *	229,941

		2,458,817

Energy — 10.5%
18,569	Alpha Natural Resources, Inc. *	99,715
25,110	Arch Coal, Inc.	114,503
2,098	Atwood Oceanics, Inc. *	99,448
5,554	Bill Barrett Corp. *	140,733
1,407	CARBO Ceramics, Inc.	174,547
1,453	Cimarex Energy Co.	168,071
1,927	Dresser-Rand Group, Inc. *	104,699
1,145	Dril-Quip, Inc. *	123,181
1,759	Energen Corp.	141,464
4,594	Helix Energy Solutions Group, Inc. *	108,606
2,692	HollyFrontier Corp.	122,660
1,492	Oceaneering International, Inc.	106,788
1,314	Oil States International, Inc. *	124,722
5,991	Patterson-UTI Energy, Inc.	174,391
2,608	Rosetta Resources, Inc. *	115,721
1,737	SM Energy Co.	128,140
4,667	Superior Energy Services, Inc.	138,087
2,169	Tidewater, Inc.	105,689
2,564	Unit Corp. *	157,408
3,108	World Fuel Services Corp.	139,901

		2,588,474

Financials — 8.1%
179	Affiliated Managers Group, Inc. *	33,606
420	Alexander & Baldwin, Inc.	17,477
81	Alleghany Corp. *	31,154
626	American Financial Group, Inc.	35,757
4,203	Apollo Investment Corp.	35,975
764	Arthur J Gallagher & Co.	35,317
892	Aspen Insurance Holdings Ltd.	33,510
1,906	Associated Banc-Corp.	31,819
2,513	Astoria Financial Corp.	34,433
1,568	BancorpSouth, Inc.	37,525
595	Bank of Hawaii Corp.	34,765
998	Brown & Brown, Inc.	30,039
1,347	Cathay General Bancorp	34,226

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
667	CBOE Holdings, Inc.	36,034
464	City National Corp.	34,755
751	Commerce Bancshares, Inc.	33,539
435	Cullen/Frost Bankers, Inc.	32,441
1,042	East West Bancorp, Inc.	37,207
808	Eaton Vance Corp.	30,569
119	Everest Re Group Ltd.	17,710
1,145	Federated Investors, Inc., Class B	31,363
1,618	Fidelity National Financial, Inc., Class A	53,479
1,491	First American Financial Corp.	40,158
2,767	First Horizon National Corp.	33,126
3,074	First Niagara Financial Group, Inc.	27,880
1,447	FirstMerit Corp.	30,041
2,599	Fulton Financial Corp.	31,996
644	Greenhill & Co., Inc.	34,294
981	Hancock Holding Co.	33,793
582	Hanover Insurance Group, Inc.	34,255
740	HCC Insurance Holdings, Inc.	32,474
1,362	International Bancshares Corp.	31,581
3,697	Janus Capital Group, Inc.	41,371
381	Jones Lang LaSalle, Inc.	46,966
928	Kemper Corp.	36,000
750	Mercury General Corp.	33,970
832	MSCI, Inc., Class A *	36,379
2,163	New York Community Bancorp, Inc. *	34,565
2,213	Old Republic International Corp.	34,435
826	Primerica, Inc.	37,038
526	Prosperity Bancshares, Inc.	33,315
743	Protective Life Corp.	38,761
766	Raymond James Financial, Inc.	40,408
489	Reinsurance Group of America, Inc.	37,632
1,022	SEI Investments Co.	34,293
351	Signature Bank *	45,977
595	StanCorp Financial Group, Inc.	39,346
364	SVB Financial Group *	45,865
9,405	Synovus Financial Corp.	32,728
2,199	TCF Financial Corp.	35,454
1,220	Trustmark Corp.	29,429
3,162	Valley National Bancorp	31,870
650	Waddell & Reed Financial, Inc., Class A	45,288
1,426	Washington Federal, Inc.	31,963
1,193	Webster Financial Corp.	36,957
607	Westamerica Bancorp	30,502
767	WR Berkley Corp.	31,623

		1,984,433

Health Care — 10.0%
4,789	Allscripts Healthcare Solutions, Inc. *	88,930
584	Bio-Rad Laboratories, Inc., Class A *	75,773
1,511	Charles River Laboratories International, Inc. *	89,781
2,093	Community Health Systems, Inc. *	86,892
562	Cooper Cos., Inc./The	72,068
806	Covance, Inc. *	83,461
1,615	Endo International PLC *	128,879
2,330	Health Net, Inc. *	79,338
642	Henry Schein, Inc. *	76,429
1,844	Hill-Rom Holdings, Inc.	69,758

Shares		Value
3,362	HMS Holdings Corp. *	68,780
3,202	Hologic, Inc. *	69,742
675	IDEXX Laboratories, Inc. *	84,925
1,464	LifePoint Hospitals, Inc. *	79,444
1,695	Mallinckrodt PLC *	114,750
2,525	Masimo Corp. *	64,523
1,334	Mednax, Inc. *	81,145
288	Mettler-Toledo International, Inc. *	70,846
1,258	Omnicare, Inc.	74,098
10	Orthofix International NV *	222
1,927	Owens & Minor, Inc.	66,894
1,271	ResMed, Inc.	55,928
993	Salix Pharmaceuticals Ltd. *	107,152
1,563	STERIS Corp.	72,124
828	Techne Corp.	73,578
832	Teleflex, Inc.	84,822
1,825	Thoratec Corp. *	67,796
874	United Therapeutics Corp. *	88,622
929	Universal Health Services, Inc., Class B	74,577
2,604	VCA Antech, Inc. *	80,638
964	Vertex Pharmaceuticals, Inc. *	77,929
1,019	WellCare Health Plans, Inc. *	62,985

		2,472,829

Industrials — 10.2%
394	Acuity Brands, Inc.	55,550
1,121	AECOM Technology Corp. *	35,790
595	AGCO Corp.	31,246
573	Alaska Air Group, Inc.	49,662
341	Alliant Techsystems, Inc.	45,921
776	AMETEK, Inc.	41,318
491	BE Aerospace, Inc. *	41,388
1,250	Brink’s Co./The	38,023
500	Carlisle Cos., Inc.	39,643
617	CLARCOR, Inc.	35,749
602	Clean Harbors, Inc. *	28,467
776	Con-way, Inc.	29,612
1,038	Copart, Inc. *	37,826
504	Corporate Executive Board Co./The *	37,701
573	Crane Co.	40,930
811	Deluxe Corp.	40,921
935	Donaldson Co., Inc.	40,042
423	Esterline Technologies Corp. *	45,590
2,253	Exelis, Inc.	46,032
900	Fortune Brands Home & Security, Inc.	42,047
977	FTI Consulting, Inc. *	28,527
759	GATX Corp.	49,241
1,119	General Cable Corp.	34,438
385	Genesee & Wyoming, Inc., Class A *	38,088
480	Graco, Inc.	37,433
1,164	Granite Construction, Inc.	42,799
1,446	Harsco Corp.	36,327
1,257	Herman Miller, Inc.	35,410
941	HNI Corp.	33,444
330	Hubbell, Inc., Class B	39,419
522	Huntington Ingalls Industries, Inc.	52,939
563	IDEX Corp.	42,230
1,007	ITT Corp.	44,214
457	JB Hunt Transport Services, Inc.	32,864
1,122	KBR, Inc.	30,995
782	Kennametal, Inc.	34,190
405	Kirby Corp. *	42,358
607	Landstar System, Inc.	35,003

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
497	Lennox International, Inc.	45,647
549	Lincoln Electric Holdings, Inc.	41,184
513	ManpowerGroup	40,095
1,190	Matson, Inc.	28,699
675	Mine Safety Appliances Co.	34,743
438	MSC Industrial Direct Co., Inc., Class A	37,836
494	Nordson Corp.	36,132
737	Oshkosh Corp.	42,622
2,027	R.R. Donnelley & Sons Co.	38,781
522	Regal-Beloit Corp.	38,490
1,362	Rollins, Inc.	40,681
457	SPX Corp.	49,240
1,106	Terex Corp.	49,264
588	Timken Co.	35,510
408	Towers Watson & Co., Class A	44,460
793	Trinity Industries, Inc.	56,956
447	Triumph Group, Inc.	29,152
603	United Rentals, Inc. *	53,237
682	URS Corp.	31,704
1,979	UTi Worldwide, Inc.	19,472
244	Valmont Industries, Inc.	35,594
576	Wabtec Corp.	45,754
854	Waste Connections, Inc.	36,966
381	Watsco, Inc.	37,524
1,448	Werner Enterprises, Inc.	37,437
848	Woodward, Inc.	36,971

		2,517,528

Information Technology — 10.5%
623	3D Systems Corp. *	47,329
659	ACI Worldwide, Inc. *	39,531
1,283	Acxiom Corp. *	47,765
1,325	ADTRAN, Inc.	34,705
1,127	Advent Software, Inc.	34,614
162	Alliance Data Systems Corp. *	46,174
380	ANSYS, Inc. *	31,760
918	AOL, Inc. *	40,187
697	Arrow Electronics, Inc. *	39,446
4,390	Atmel Corp. *	35,380
835	Avnet, Inc.	36,356
1,067	Broadridge Financial Solutions, Inc.	40,299
2,346	Cadence Design Systems, Inc. *	35,959
1,530	Ciena Corp. *	37,583
381	CommVault Systems, Inc. *	26,274
3,027	Compuware Corp.	33,142
328	Concur Technologies, Inc. *	40,463
1,765	Convergys Corp.	36,121
1,473	Conversant, Inc. *	36,618
1,211	CoreLogic, Inc. *	39,495
575	Cree, Inc. *	35,306
2,846	Cypress Semiconductor Corp.	27,862
1,116	Diebold, Inc.	41,727
451	DST Systems, Inc.	42,380
194	Equinix, Inc. *	36,834
310	Factset Research Systems, Inc.	32,645
624	Fair Isaac Corp.	33,510
2,665	Fairchild Semiconductor International, Inc. *	37,519
557	Gartner, Inc. *	38,774
670	Global Payments, Inc.	47,153
860	Informatica Corp. *	35,756
1,425	Ingram Micro, Inc., Class A *	41,954
3,758	Integrated Device Technology, Inc. *	44,311
884	InterDigital, Inc.	26,956
1,318	International Rectifier Corp. *	35,532

Shares		Value
3,090	Intersil Corp., Class A	39,311
864	Itron, Inc. *	30,238
650	Jack Henry & Associates, Inc.	37,801
885	Lexmark International, Inc., Class A	37,305
1,155	ManTech International Corp., Class A	33,794
1,463	Mentor Graphics Corp.	31,655
640	MICROS Systems, Inc. *	35,552
7,543	Monster Worldwide, Inc. *	60,117
1,161	National Instruments Corp.	33,629
890	NCR Corp. *	30,318
636	NeuStar, Inc., Class A *	22,789
736	Plantronics, Inc.	32,669
3,185	Polycom, Inc. *	42,554
1,195	PTC, Inc. *	46,988
726	Rackspace Hosting, Inc. *	26,705
6,459	RF Micro Devices, Inc. *	45,732
2,062	Riverbed Technology, Inc. *	45,948
1,712	Rovi Corp. *	42,528
1,087	Semtech Corp. *	27,123
823	Silicon Laboratories, Inc. *	42,750
1,303	Skyworks Solutions, Inc. *	46,221
877	SolarWinds, Inc. *	40,480
610	Solera Holdings, Inc.	41,740
4,135	SunEdison, Inc. *	75,927
873	Synopsys, Inc. *	35,253
659	Tech Data Corp. *	37,949
1,416	TIBCO Software, Inc. *	30,861
1,264	Trimble Navigation Ltd. *	48,225
1,621	VeriFone Systems, Inc. *	46,924
2,528	Vishay Intertechnology, Inc.	35,739
386	WEX, Inc. *	37,401
694	Zebra Technologies Corp., Class A *	47,882

		2,587,528

Materials — 10.6%
1,225	Albemarle Corp.	80,817
1,283	AptarGroup, Inc.	84,920
876	Ashland, Inc.	82,680
1,877	Cabot Corp.	101,627
1,379	Carpenter Technology Corp.	81,538
4,880	Commercial Metals Co.	94,420
1,052	Compass Minerals International, Inc.	89,783
982	Cytec Industries, Inc.	92,994
1,117	Domtar Corp.	123,695
1,163	Eagle Materials, Inc.	102,832
1,362	Greif, Inc., Class A	68,182
6,032	Intrepid Potash, Inc. *	89,334
5,039	Louisiana-Pacific Corp. *	94,690
801	Martin Marietta Materials, Inc.	97,672
1,643	Minerals Technologies, Inc.	87,924
275	NewMarket Corp.	101,684
3,448	Olin Corp.	90,303
1,425	Packaging Corp. of America	103,891
1,112	Reliance Steel & Aluminum Co.	77,047
674	Rock-Tenn Co., Class A	75,208
1,203	Royal Gold, Inc.	82,689
2,201	RPM International, Inc.	92,127
1,444	Scotts Miracle-Gro Co./The, Class A	82,495
1,838	Sensient Technologies Corp.	96,368
1,584	Silgan Holdings, Inc.	76,357
2,036	Sonoco Products Co.	85,463
4,903	Steel Dynamics, Inc.	85,508
1,199	Valspar Corp.	89,627
2,226	Worthington Industries, Inc.	88,724

		2,600,599

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
Real Estate Investment Trusts — 2.2%
262	Alexandria Real Estate Equities, Inc.	19,000
484	American Campus Communities, Inc.	17,892
894	BioMed Realty Trust, Inc.	18,494
329	BRE Properties, Inc.	20,301
255	Camden Property Trust	16,983
690	Corporate Office Properties Trust	18,408
967	Corrections Corp. of America	32,254
1,128	Duke Realty Corp.	18,943
752	Equity One, Inc.	17,457
111	Essex Property Trust, Inc.	18,589
386	Extra Space Storage, Inc.	18,934
163	Federal Realty Investment Trust	18,092
484	Highwoods Properties, Inc.	18,256
279	Home Properties, Inc.	16,455
609	Hospitality Properties Trust	16,144
323	Kilroy Realty Corp.	18,578
468	Liberty Property Trust *	17,923
763	Mack-Cali Realty Corp.	16,966
518	National Retail Properties, Inc.	18,595
566	Omega Healthcare Investors, Inc.	18,075
401	Potlatch Corp.	15,915
294	Rayonier, Inc.	13,862
408	Realty Income Corp.	18,110
331	Regency Centers Corp.	16,820
730	Senior Housing Properties Trust	16,271
184	SL Green Realty Corp.	18,310
477	Taubman Centers, Inc.	33,615
705	UDR, Inc.	18,199
558	Weingarten Realty Investors	17,008

		544,449

Telecommunication Services — 0.1%
558	Telephone & Data Systems, Inc.	12,707
546	TW Telecom, Inc. *	16,706

		29,413

Utilities — 10.2%
2,697	Alliant Energy Corp.	146,280
5,258	Aqua America, Inc.	132,461
3,224	Atmos Energy Corp.	148,609
2,699	Black Hills Corp.	153,060
2,945	Cleco Corp.	145,581
6,052	Great Plains Energy, Inc.	158,978
5,408	Hawaiian Electric Industries, Inc.	137,416
2,777	IDACORP, Inc.	156,035
4,892	MDU Resources Group, Inc.	166,143
2,005	National Fuel Gas Co.	150,591
3,714	OGE Energy Corp.	133,701
3	ONE Gas, Inc. *	85
10	Oneok, Inc.	591
5,951	PNM Resources, Inc.	155,607
5,948	Questar Corp.	141,263
3,345	UGI Corp.	149,505
4,024	Vectren Corp.	154,821
4,336	Westar Energy, Inc.	148,375
3,147	WGL Holdings, Inc.	126,470

		2,505,572

Total Common Stocks (Cost $18,077,325)		22,771,116

Exchange-Traded Funds — 0.2%

1,000	Guggenheim Russell MidCap Equal Weight ETF	48,550

Total Exchange-Traded Funds (Cost $43,901)		48,550

Shares		Value
Rights — 0.0%

5,884	Community Health Systems, Inc. CVR*	306

Total Rights(Cost $294)		306

Cash Equivalents — 7.3%

138,921	FOLIOfn Investment Cash Account, 0.010% (a)	138,921

1,646,489	FOLIOfn Investment Sweep Account, 0.010% (a) *	1,646,489

Total Cash Equivalents(Cost $1,785,410)		1,785,410

Total Investments (Cost $19,906,930) — 100.0%		24,605,382

Other Assets in Excess of Liabilities — 0.0%		1,591

Net Assets — 100.0%		$24,606,973

(a)	Rate disclosed is the seven day yield as of February 28, 2014.
*	Non-income producing security.

ETF — Exchange-Traded Fund

CVR — Contingent Valued Right

See accompanying notes which are an integral part of these schedules of investments.

At February 28, 2014, the net unrealized appreciation of investments for tax purposes was as follows:

	Tax Cost of	Unrealized	Unrealized	Net Unrealized
Fund	Securities	Appreciation	Depreciation	Appreciation
Cloud Capital Strategic Large Cap Fund	$26,988,109	$5,835,014	$(206,624)	$5,628,390
Cloud Capital Strategic Mid Cap Fund	21,325,619	3,611,075	(331,312)	3,279,763

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales of $956,957 for the Cloud Capital Strategic Large Cap Fund and $1,418,689 for the Cloud Capital Strategic Mid Cap Fund.

Cloud Capital Funds

Related Notes to the Schedules of Investments

February 28, 2014

(Unaudited)

Security Transactions and Related Income - The Cloud Capital Strategic Large Cap Fund and the Cloud Capital Strategic Mid Cap Fund (each a “Fund” and, collectively the “Funds”) follow industry practice and records security transactions on the trade date. The first in, first out (“FIFO”) method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establish a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair

Cloud Capital Funds

Related Notes to the Schedules of Investments - continued

February 28, 2014

(Unaudited)

value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Funds, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

In accordance with the Valued Advisers Trusts (the “Trust”) good faith pricing guidelines, the Funds are required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by each Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in each Funds opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before each Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2014:

	Valuation Inputs
	Level 1 Quoted Prices in Active Markets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Cloud Capital Strategic Large Cap Fund
Common Stocks *	$29,923,850	$—	$—	$29,923,850
Cash Equivalents	2,692,649	—	—	2,692,649

Total	32,616,499	—	—	32,616,499

Cloud Capital Strategic Mid Cap Fund
Common Stocks *	22,771,116	—	—	22,771,116
Exchange Traded Funds	48,550	—	—	48,550
Rights	306	—	—	306
Cash Equivalents	1,785,410	—	—	1,785,410

Total	24,605,382	—	—	24,605,382

*	Refer to the Schedule of Investments for industry classifications.

Cloud Capital Funds

Related Notes to the Schedules of Investments - continued

February 28, 2014

(Unaudited)

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities in included for this reporting period. The Funds did hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels for the reporting period ended February 28, 2014.

BFS Equity Fund

Schedule of Investments

February 28, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.15%

Aerospace & Defense — 3.14%
United Technologies Corp.	3,000	$351,060

Airlines — 1.49%
Delta Air Lines, Inc.	5,000	166,050

Beverages — 3.10%
Constellation Brands, Inc. - Class A *	2,300	186,369
PepsiCo, Inc.	2,000	160,140

		346,509

Biotechnology — 3.91%
Celgene Corp. *	400	64,300
Gilead Sciences, Inc. *	4,500	372,555

		436,855

Capital Markets — 1.35%
State Street Corp.	2,300	151,041

Chemicals — 3.37%
Monsanto Co.	900	99,018
Praxair, Inc.	900	117,333
Westlake Chemical Corp.	1,200	159,996

		376,347

Commercial Banks — 4.47%
M&T Bank Corp.	1,500	174,885
Wells Fargo & Co.	7,000	324,940

		499,825

Computers & Peripherals — 1.88%
Apple, Inc.	400	210,496

Consumer Finance — 2.86%
American Express Co.	3,500	319,480

Diversified Financial Services — 6.87%
Bank of America Corp.	19,000	314,070
JPMorgan Chase & Co.	8,000	454,560

		768,630

Electric Utilities — 1.19%
Northeast Utilities	3,000	133,350

Electronic Equipment, Instruments & Components — 1.97%
Amphenol Corp. - Class A	2,500	220,050

Food & Staples Retailing — 3.30%
Costco Wholesale Corp.	2,000	233,600
Walgreen Co.	2,000	135,900

		369,500

Food Products — 2.23%
Nestle SA ADR	3,300	248,952

See accompanying notes which are an integral part of this schedule of investments.

	Shares	Fair Value
Health Care Equipment & Supplies — 2.68%
Align Technology, Inc. *	2,300	120,359
Covidien PLC	2,500	179,875

		300,234

Hotels, Restaurants & Leisure — 3.27%
McDonalds Corp.	1,600	152,240
Starbucks Corp.	3,000	212,880

		365,120

Household Products — 2.74%
Colgate-Palmolive Co.	2,500	157,075
Procter & Gamble Co.	1,900	149,454

		306,529

Industrial Conglomerates — 4.33%
Danaher Corp.	5,000	382,450
General Electric Co.	4,000	101,880

		484,330

Internet Software & Services — 4.59%
eBay, Inc. *	1,900	111,663
Google, Inc. - Class A *	330	401,164

		512,827

Life Sciences Tools & Services — 1.67%
Thermo Fisher Scientific, Inc.	1,500	186,810

Machinery — 1.54%
Deere & Co.	2,000	171,860

Media — 1.66%
Walt Disney Co./The	2,300	185,863

Oil, Gas & Consumable Fuels — 9.40%
Continental Resources, Inc. *	1,700	203,184
EOG Resources, Inc.	1,500	284,130
Exxon Mobil Corp.	1,400	134,778
Occidental Petroleum Corp.	3,000	289,560
Plains GP Holdings LP (a)	5,000	140,000

		1,051,652

Pharmaceuticals — 9.07%
Johnson & Johnson	3,500	322,420
Merck & Co., Inc.	4,000	227,960
Novartis AG ADR	2,600	216,268
Zoetis, Inc.	8,000	248,160

		1,014,808

Professional Services — 1.48%
Nielsen Holdings NV	3,500	165,690

Real Estate Investment Trust — 1.70%
WP Carey, Inc.	3,000	190,560

Road & Rail — 2.61%
Canadian National Railway Co.	2,200	124,388
Genesee & Wyoming, Inc. - Class A *	1,700	168,164

		292,552

Software — 5.15%
Microsoft Corp.	10,000	383,100
SAP AG ADR	2,400	192,696

		575,796

See accompanying notes which are an integral part of this schedule of investments.

	Shares	Fair Value
Specialty Retail — 2.93%
Home Depot, Inc./The	4,000	328,120

Textiles, Apparel & Luxury Goods — 3.20%
Luxottica Group SpA ADR	2,500	138,975
NIKE, Inc.	2,800	219,240

		358,215

Total Common Stocks (Cost $10,676,422)		11,089,111

Money Market Securities — 1.47%
Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.05% (b)	164,269	164,269

Total Money Market Securities (Cost $164,269)		164,269

Total Investments – 100.62% (Cost $10,840,691)		11,253,380

Liabilities in Excess of Other Assets – (0.62)%		(69,196)

TOTAL NET ASSETS – 100.00%		$11,184,184

(a)	Master Limited Partnership.
(b)	Rate disclosed is the seven day yield as of February 28, 2014.
*	Non-income producing security.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

At February 28, 2014, the cost and net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

Tax Cost of Securities	$10,840,691

Unrealized Appreciation	$517,750
Unrealized Depreciation	(105,061)

Net Unrealized Appreciation	$412,689

BFS Equity Fund

Notes to the Schedule of Investments

February 28, 2014

(Unaudited)

Security Transactions and Related Income – The BFS Equity Fund (the “Fund”) follows industry practice and records security transactions on the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are generally recorded as soon as such information becomes available. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Gains or losses realized on sales of securities are determined by comparing the identified costs of the security lot sold with the net sales proceeds. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) have established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

BFS Equity Fund

Notes to the Schedule of Investments - continued

February 28, 2014

(Unaudited)

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will be categorized as Level 3 securities. Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Valued Advisers Trust (the “Trust”) good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2014:

	Valuation Inputs
Assets	Level 1 Quoted Prices in Active Markets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks*	$11,089,111	$—	$—	$11,089,111
Money Market Securities	164,269	—	—	164,269

Total	$11,253,380	$—	$—	$11,253,380

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which other significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. During the period ended February 28, 2014, there were no transfers between any levels. The Fund did not hold any derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of April 29, 2014, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Valued Advisers Trust

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	April 29, 2014

By	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date	April 29, 2014